Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000149406 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Developed Markets (ex-US) ETF
Class Name	Hartford Multifactor Developed Markets (ex-US) ETF
Trading Symbol	RODM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Developed Markets (ex-US) ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International developed market equities generated strong returns over the trailing twelve-month period ending July 31, 2026 as measured by the MSCI World ex USA Index. Equities were positive across most countries within the index and led by performance from the Energy, Information Technology, and Financials sectors. The performance described below is relative to the MSCI World ex USA Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Dividend Yield risk factors contributed positively to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selections in Communication Services and Financials were top contributors to performance during the period.
  Performance also benefited from positive security selection in the countries of Canada, Germany, and France.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to the Low Volatility and Small Size risk factors as these risk factors underperformed.
  Negative stock selections in Information Technology and Industrials were top detractors.
  Negative security selection in Japan and the Netherlands also detracted from performance during this period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	26.64%	10.30%	9.07%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	26.89%	10.50%	9.23%
MSCI World ex USA Index (Net)	25.00%	9.62%	9.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,626,174,668
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 3,997,551
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$1,626,174,668
Total number of portfolio holdings (excluding derivatives, if any)	338
Total investment advisory fees paid	$3,997,551
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	48%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	19.6%
Canada	18.7%
Australia	9.8%
United Kingdom	6.4%
United States	5.1%
France	4.4%
Germany	4.3%
Israel	3.3%
Netherlands	3.3%
Singapore	3.1%
Other**	21.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149407 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Emerging Markets ETF
Class Name	Hartford Multifactor Emerging Markets ETF
Trading Symbol	ROAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Emerging Markets ETF	$52	0.44%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging market equities generated strong returns over the trailing twelve-month period ending July 31, 2026 as measured by the MSCI Emerging Markets Index. Equities were positive across most countries within the index and were led by strong returns in the Information Technology sector. The Financials, Materials, and Industrials sectors were also top contributors. The performance described below is relative to the MSCI Emerging Markets Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Dividend Yield risk factors contributed positively to performance as these factors generated positive excess returns for the trailing twelve-month period.
  Positive stock selections in Communication Services and Materials were top contributors to results during the period.
  Performance also benefited from positive security selection in China and India.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to the Small Size and Low Volatility risk factors as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Information Technology was the top detractor from results.
  Negative stock selection in South Korea and Taiwan also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	34.10%	11.37%	8.59%
Hartford Multifactor Emerging Markets Equity Index	35.03%	12.34%	0.00%*
MSCI Emerging Markets Index (Net)	36.44%	8.03%	9.19%
*	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 106,243,784
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 330,389
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$106,243,784
Total number of portfolio holdings (excluding derivatives, if any)	330
Total investment advisory fees paid	$330,389
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	65%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Taiwan	21.5%
China	19.2%
India	12.8%
South Korea	12.1%
Saudi Arabia	5.0%
Brazil	4.5%
Mexico	3.7%
Malaysia	3.2%
Thailand	2.8%
Chile	2.5%
Other**	12.1%
Short-Term Investments	1.2%
Other Assets & Liabilities	-0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149409 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor US Equity ETF
Class Name	Hartford Multifactor US Equity ETF
Trading Symbol	ROUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor US Equity ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) large cap equities generated positive returns over the trailing twelve-month period ending July 31, 2026 as measured by the Russell 1000 Index. Returns were positive across all sectors over the trailing one-year period led by Energy, Health Care, and Information Technology. The performance described below is relative to the Russell 1000 Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Momentum risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Strong stock selections in Information Technology led performance. Positive selection in Financials and Consumer Discretionary were also top contributors.
Top Detractors to Performance.
  The Fund was negatively affected from its positive active exposures to Low Volatility and Small Size as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Consumer Staples, Communication Services, and Industrials were detractors over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	25.66%	12.16%	12.66%
Hartford Multifactor Large Cap Index	25.91%	12.30%	0.00%*
Russell 1000 Index (Gross)	18.94%	12.12%	14.82%
*	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 705,833,765
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 1,047,919
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$705,833,765
Total number of portfolio holdings (excluding derivatives, if any)	322
Total investment advisory fees paid	$1,047,919
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.4%
Financials	11.3%
Health Care	11.0%
Industrials	10.4%
Consumer Discretionary	8.6%
Communication Services	7.7%
Consumer Staples	5.7%
Utilities	3.7%
Energy	2.5%
Materials	2.4%
Real Estate	2.1%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000149410 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Small Cap ETF
Class Name	Hartford Multifactor Small Cap ETF
Trading Symbol	ROSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Small Cap ETF	$40	0.34%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) small-cap equities generated strong returns over the trailing twelve-month period ending July 31, 2026 as measured by the Russell 2000 Index. Performance was positive across all sectors over the period and led by Health Care, Energy, and Information Technology. The performance described below is relative to the Russell 2000 Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposure to the Value and Dividend Yield risk factors contributed to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Financials led performance for the period. Positive selection in Industrials was also a top contributor.
  Information Technology also contributed to performance due to positive stock selection.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to Low Volatility and negative active exposure to Momentum during the period.
  Negative stock selection in Health Care detracted from performance for the period although the overweight in the sector was beneficial.
  An underweight in the Information Technology sector was a detractor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	5 Years	10 Years
Fund	36.32%	9.77%	10.85%
Hartford Multifactor Small Cap Index	36.79%	10.15%	0.00%*
Russell 2000 Index (Gross)	34.18%	7.11%	10.64%
Russell 3000 Index (Gross)	19.60%	11.82%	14.56%
*	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,476,807
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 150,347
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$61,476,807
Total number of portfolio holdings (excluding derivatives, if any)	303
Total investment advisory fees paid	$150,347
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	19.7%
Health Care	19.2%
Industrials	14.1%
Consumer Discretionary	13.4%
Information Technology	11.3%
Real Estate	5.4%
Consumer Staples	5.1%
Communication Services	3.5%
Materials	3.1%
Energy	2.9%
Utilities	2.0%
Short-Term Investments	3.7%
Other Assets & Liabilities	-3.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000238811 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined US Equity ETF
Class Name	Hartford Disciplined US Equity ETF
Trading Symbol	HDUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Disciplined US Equity ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) large-cap equities generated positive returns over the trailing twelve-month period ending July 31, 2026 as measured by the Russell 1000 Index. Returns were positive across all sectors over the trailing one-year period led by Energy, Health Care, and Information Technology. The performance described below is relative to the Russell 1000 Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposures to the Value and Dividend Yield risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  Positive stock selection in Financials, Consumer Discretionary, and Communication Services also contributed to performance for the period.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposures to Low Volatility and Small Size as these factors generated negative excess return for the trailing twelve-month period.
  Negative stock selection in Materials and Consumer Staples were top detractors from performance for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (November 16, 2022)
Fund	19.92%	19.00%
Hartford Disciplined US Equity Index	20.18%	19.24%
Russell 1000 Index (Gross)	18.94%	19.81%

Performance Inception Date	Nov. 16, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 203,614,024
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 312,420
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$203,614,024
Total number of portfolio holdings (excluding derivatives, if any)	240
Total investment advisory fees paid	$312,420
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	56%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.3%
Financials	14.6%
Communication Services	10.3%
Consumer Discretionary	9.4%
Industrials	7.7%
Health Care	7.1%
Consumer Staples	5.4%
Real Estate	3.9%
Energy	3.2%
Utilities	2.1%
Materials	1.8%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000246653 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Quality Growth ETF
Class Name	Hartford US Quality Growth ETF
Trading Symbol	HQGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford US Quality Growth ETF	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities were positive over the reporting period as measured by the Russell 1000 Index. Large-cap growth stocks as measured by the Russell 1000 Growth Index underperformed the broad index but still generated positive returns. Within the Russell 1000 Growth Index, performance across sectors was mixed with strong performance from Energy while Utilities was the worst performer. The performance described below is relative to the Russell 1000 Growth Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposure to the Value risk factor and negative active exposure to the Momentum risk factor were contributors to performance for the period.
  Strong stock selection in Information Technology led performance.
  Positive stock selection in Consumer Discretionary and Health Care also contributed to results.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposure to the Small Size risk factor.
  Negative stock selection in Energy was a detractor to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (December 05, 2023)
Fund	19.25%	21.11%
Hartford US Quality Growth Index	19.56%	21.44%
Russell 1000 Growth Index (Gross)	8.03%	21.12%
Russell 1000 Index (Gross)	18.94%	21.59%

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 49,175,947
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 165,683
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$49,175,947
Total number of portfolio holdings (excluding derivatives, if any)	163
Total investment advisory fees paid	$165,683
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	41.5%
Consumer Discretionary	13.1%
Communication Services	11.0%
Health Care	9.9%
Financials	7.0%
Industrials	6.7%
Consumer Staples	3.9%
Energy	3.8%
Materials	1.9%
Real Estate	1.0%
Utilities	0.1%
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000246654 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Value ETF
Class Name	Hartford US Value ETF
Trading Symbol	VMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford US Value ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities were positive over the trailing twelve-month period ending July 31, 2026 period as measured by the Russell 1000 Index. Large-cap value stocks as measured by the Russell 1000 Value Index strongly outperformed the broad index. Within the Russell 1000 Value Index, performance was positive across all sectors led by Information Technology. Health Care and Industrials were also top contributors to return. The performance described below is relative to the Russell 1000 Value Index, the Fund’s reference benchmark.
Top Contributors to Performance
  The Fund’s positive active exposure to the Value risk factor and negative active exposure to the Low Volatility risk factor contributed to performance for the period.
  Strong stock selection in Financials was the top contributor to performance.
  Positive stock selection in Consumer Discretionary, Industrials, and Health Care were also top contributors.
Top Detractors to Performance
  The Fund was negatively affected from its positive active exposure to the Quality risk factor as this factor generated negative excess return for the period.
  The underweight in Information Technology was the top detractor.
  Negative stock selection in Utilities and Communication Services also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2026	1 Year	Since Inception (December 05, 2023)
Fund	28.34%	21.67%
Hartford US Value Index	28.78%	22.00%
Russell 1000 Value Index (Gross)	31.19%	21.26%
Russell 1000 Index (Gross)	18.94%	21.59%

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 49,183,398
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 137,318
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of July 31, 2026
Fund's net assets	$49,183,398
Total number of portfolio holdings (excluding derivatives, if any)	140
Total investment advisory fees paid	$137,318
Portfolio turnover rate (excludes in-kind creation or redemption transactions, if any)	74%

Holdings [Text Block]
Graphical Representation of Holdings
as of July 31, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	37.2%
Health Care	11.2%
Energy	10.2%
Information Technology	10.1%
Communication Services	6.0%
Utilities	5.7%
Industrials	5.0%
Real Estate	4.7%
Consumer Discretionary	3.9%
Consumer Staples	3.5%
Materials	2.4%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.